Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Income before taxes
(USD millions)	2017	2016	2015

Switzerland	5 289	3 110	5 765

Foreign	3 710	4 707	2 369

Income before taxes from continuing operations	8 999	7 817	8 134

Income before taxes from discontinued operations			12 479

Total income before taxes	8 999	7 817	20 613

Current and deferred income tax expense
(USD millions)	2017	2016	2015

Switzerland	– 462	– 709	– 317

Foreign	– 1 594	– 1 418	– 1 333

Current income tax expense from continuing operations	– 2 056	– 2 127	– 1 650

Switzerland	– 298	765	– 68

Foreign	1 058	243	612

Deferred tax income from continuing operations	760	1 008	544

Income tax expense from continuing operations	– 1 296	– 1 119	– 1 106

Income tax expense from discontinued operations			– 1 713

Total income tax expense	– 1 296	– 1 119	– 2 819

Analysis of tax rate
(As a percentage)	2017	2016	2015

Applicable tax rate	14.5	13.2	12.4

Effect of disallowed expenditures	3.4	3.5	3.5

Effect of utilization of tax losses brought forward from prior periods	– 0.1	– 0.2	– 0.2

Effect of income taxed at reduced rates	– 0.2	– 0.2	– 0.3

Effect of tax credits and allowances	– 2.2	– 2.8	– 2.7

Effect of release of contingent consideration liability	– 1.2	0.0	0.0

Effect of tax rate change on current and deferred tax assets and liabilities [1]	0.7	0.2	– 0.5

Effect of write-off of deferred tax assets	0.0	0.5	0.0

Effect of write down and reversal of write-down of investments in subsidiaries	– 1.1	– 1.0	– 0.9

Effect of tax benefits expiring in 2017	– 0.8	– 0.5	– 0.4

Effect of non-deductible losses in Venezuela	0.0	1.3	1.2

Effect of prior year items	1.2	0.2	1.0

Effect of other items [2]	0.2	0.1	0.5

Effective tax rate for continuing operations	14.4	14.3	13.6

Effective tax rate for discontinued operations			13.7

Effective tax rate	14.4	14.3	13.7

[1] Included in 2017 is a 0.7% impact related to the revaluation of the deferred tax assets and liabities and a portion of current tax payables. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.

[2] Other items in 2016 (+0.1%) include one-time impacts for the deferred tax effects on the net assets of certain subsidiaries resulting from the change in their tax status (-6.2%), the changes in uncertain tax positions (+5.1%) and other items (+1.2%).